Debt - Schedule of Debt Maturities (Details) $ in Millions	Mar. 31, 2024 USD ($)
Debt Disclosure [Abstract]
Fiscal 2025	$ 7.5
Fiscal 2026	440.4
Fiscal 2027	15.0
Fiscal 2028	415.0
Fiscal 2029	251.2
Total	$ 1,129.1